Subordinated liabilities - Disclosure of dated subordinated liabilities (Details)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 10,494,000,000					£ 11,395,000,000
External issuances by other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	649,000,000					572,000,000
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					1,345,000,000
Interest rate	2.00%	2.00%	2.00%	2.00%	2.00%
Notional amount | €			€ 1,500,000,000
4.375% Fixed Rate Subordinated Notes (USD 1,250m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 380,000,000					1,013,000,000
Interest rate	4.375%	4.375%	4.375%	4.375%	4.375%
Notional amount | $		$ 1,250,000,000
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 466,000,000					445,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional amount	£ 500,000,000
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 117,000,000					120,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional amount | $				$ 200,000,000
5.20% Fixed Rate Subordinated Notes (USD 2,050m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,529,000,000					1,588,000,000
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%
Notional amount | $		$ 2,050,000,000
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 817,000,000					795,000,000
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%
Notional amount | €			€ 1,000,000,000
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,499,000,000					1,554,000,000
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%
Notional amount | $		$ 2,000,000,000
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,033,000,000					1,013,000,000
Interest rate	8.407%	8.407%	8.407%	8.407%	8.407%
Notional amount	£ 1,000,000,000
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,078,000,000					1,117,000,000
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%
Notional amount | $		$ 1,500,000,000
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 654,000,000					664,000,000
Interest rate	3.564%	3.564%	3.564%	3.564%	3.564%
Notional amount | $		$ 1,000,000,000
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,175,000,000					0
Interest rate	7.119%	7.119%	7.119%	7.119%	7.119%
Notional amount | $		$ 1,500
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 623,000,000					646,000,000
Interest rate	3.811%	3.811%	3.811%	3.811%	3.811%
Notional amount | $		$ 1,000,000,000
Subordinated Floating Rate Notes (EUR 50m) | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					44,000,000
Notional amount | €			€ 50,000,000
5.75% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 286,000,000					280,000,000
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 84,000,000					93,000,000
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%
Notional amount | ¥					¥ 15,000,000,000
6.33% Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45,000,000					46,000,000
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%
Subordinated Floating Rate Notes (EUR 68m) | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 59,000,000					£ 60,000,000
Notional amount | €			€ 68,000,000